3 - Credit Card Payable - Quarterly	12 Months Ended	3 Months Ended
	Dec. 31, 2014	Mar. 31, 2014 Quarterly Member
3 - credit card payable

note 2 – CREDIT CARD PAYABLE

The Company has a revolving credit with American Express for short-term working capital. The credit card payable balance at December 31, 2013 totaled $35,879. The card was issued in June 2013.

note 3 – credit card payable

The Company has a revolving credit with American Express for short-term working capital. The credit card balance at March 31, 2014 totaled $35,829. The card was issued in June 2013.